Taxation (Details) - Schedule of per share effect of the tax holiday (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Per Share Effect of the Tax Holiday [Abstract]
Per share effect – diluted	$ 0.00	$ (0.01)	$ 0.00